Borrowings (Details) - Schedule of estimated fair value of working capital loan borrowings - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021
Schedule of Estimated Fair Value of Working Capital Loan Borrowings [Abstract]
Discount rate	14.85%	0.22%
Contractual term (years)	3 months	9 years
Note Principal	$ 1,225,000